Financial liabilities designated at fair value - Narrative (Details) - Financial liabilities designated at fair value - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	$ 8,124	$ 827
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability	234	2,084
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	2,405	1,766
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability	$ 516	$ 951